Risk Categories - Interest Rate and Equity Market Sensitivities (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible 100 basis point change in risk variable	1.00%	1.00%
Reasonably possible 50 basis point change in risk variable	0.50%	0.50%
Interest Rate Sensitivity, Potential Impact On Net Income [Abstract]
100 basis point decrease	CAD (250)	CAD (200)
50 basis point decrease	(100)	(100)
50 basis point increase	50	50
100 basis point increase	100	50
Interest Rate Sensitivity, Potential Impact On Other Comprehensive Income [Abstract]
100 basis point decrease	550	550
50 basis point decrease	250	250
50 basis point increase	(250)	(250)
100 basis point increase	(550)	(500)
Equity Markets Sensitivity, Potential Impact On Other Comprehensive Income [Abstract]
Level of rounding used in sensitivity analysis	CAD 50	CAD 50
Equity price risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible 25% change in risk variable	25.00%	25.00%
Reasonably possible 10% change in risk variable	10.00%	10.00%
Equity Market Sensitivity, Potential Impact On Net Income [Abstract]
25% decrease	CAD (300)	CAD (300)
10% decrease	(100)	(100)
10% increase	100	100
25% increase	300	250
Equity Markets Sensitivity, Potential Impact On Other Comprehensive Income [Abstract]
25% decrease	(200)	(150)
10% decrease	(50)	(50)
10% increase	50	50
25% increase	200	150
Level of rounding used in sensitivity analysis	CAD 50	CAD 50
Bottom of range | Interest rate risk
Equity Markets Sensitivity, Potential Impact On Other Comprehensive Income [Abstract]
Interval to determine impact of re-balancing interest rate hedges for dynamic hedging programs	0.10%	0.10%
Bottom of range | Equity price risk
Equity Markets Sensitivity, Potential Impact On Other Comprehensive Income [Abstract]
Interval to determine impact of re-balancing equity hedges for dynamic hedging programs	2.00%	2.00%
Top of range | Interest rate risk
Equity Markets Sensitivity, Potential Impact On Other Comprehensive Income [Abstract]
Interval to determine impact of re-balancing interest rate hedges for dynamic hedging programs	0.20%	0.20%
Top of range | Equity price risk
Equity Markets Sensitivity, Potential Impact On Other Comprehensive Income [Abstract]
Interval to determine impact of re-balancing equity hedges for dynamic hedging programs	5.00%	5.00%
Equity hedge interval	25.00%	25.00%